Segment analysis (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Segment analysis
Number of operating segments. | segment	2	2
Number of reportable segments | segment	2	2
Profit/(loss) for the period	$ 237	€ 224	$ (210)	€ (177)	$ 111
Income tax charge	19		22		29
Net finance (income)/expense	(80)		235		70
Depreciation and amortization	359		343		315
Exceptional operating items	90		272		20
Adjusted EBITDA	$ 625		$ 662		$ 545